SCHEDULE OF NUMBER OF SHARES CONVERSION RATIO (Details) - Parent Company [Member]	6 Months Ended
Jun. 30, 2025 shares
Parent [Member]
Issuance of common stock, shares	531,822,059
Parent [Member] | Class A Common Stock Issued To Existing Shareholders [Member]
Issuance of common stock, shares	531,822,059
Parent [Member] | Class A Common Stock Obligation Shares Issued [Member]
Issuance of common stock, shares
Conversion Ratio [Member]
Issuance of common stock, shares	35,000,000
Conversion Ratio [Member] | Class A Common Stock Issued To Existing Shareholders [Member]
Issuance of common stock, shares	33,337,500
Conversion Ratio [Member] | Class A Common Stock Obligation Shares Issued [Member]
Issuance of common stock, shares	1,662,500